Strategic Report - Global Businesses Highlights (Details) $ / shares in Units, customer in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) country customer function $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Disclosure of operating segments [line items]
Number of global functions | function	11
Number of customers | customer	1.7
Number of countries in which entity operates | country	53
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Risk-weighted assets	$ 0	$ 0
Return on equity	5.90%
Adjusted jaws ratio	1.00%
Dividends per ordinary share in respect of 2017 (in USD per share) | $ / shares	$ 0.51	$ 0.51	$ 0.50
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 20,990	$ 18,934	$ 18,795
Risk-weighted assets	868,617	878,304	1,047,775
Retail Banking And Wealth Management | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	6,478	5,236	5,506
Risk-weighted assets	121,466	114,683	116,047
Commercial Banking | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	6,780	5,904	5,234
Risk-weighted assets	301,000	286,912	282,149
Global Banking and Markets | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	5,774	5,509	5,303
Risk-weighted assets	299,272	307,736	318,818
Global Private Banking | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	296	272	373
Risk-weighted assets	$ 16,036	$ 15,649	$ 17,661